GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

8515 East Orchard Road
Greenwood Village, Colorado 80111

April 13, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Attention: Filing Desk

Re:	Great-West Life & Annuity Insurance Company (“Great-West”)
FutureFunds Series Account (“Registrant”)
Initial Registration Statement on Form N-4
File Nos. 333-_________ & 811-03972

Dear Commissioners:

     On behalf of the above-named Registrant, filed herewith is one electronically formatted copy of the above-captioned initial registration statement ("Registration Statement") under the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940 (“1940 Act”).

     Registrant is filing the Registration Statement for the purpose of registering a new group fixed and variable deferred annuity contract (the "Contract") to be issued by Great-West through its FutureFunds Series Account following effectiveness of the Registration Statement.

     As soon as practicable prior to the effective date of the Registration Statement, Registrant will amend the Registration Statement to include:

•     year-end audited financial statements of Great-West and Registrant;

•     any exhibits required by Form N-4 that have not yet been filed; and

•     any disclosure changes made in response to staff comments.

     To further assist the Commission staff, we are delivering a courtesy copy of the Registration Statement, including exhibits, along with a letter summarizing certain Contract features to Mr. Patrick Scott of the Commission’s Office of Insurance Products. It is Great-West’s intention to begin marketing the Contract on or about June 15, 2009. Accordingly, we would greatly appreciate the staff's efforts in processing the Registration Statement so it may be declared effective on or before the proposed launch date.

     At the appropriate time, Registrant and its principal underwriter will request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act.

     Please direct any question or comment to me at 303-737-1130 or to Ann B. Furman of Jorden Burt LLP at 202-965-8130.

    Sincerely yours,

    /s/ Michael Cirelli

    Michael Cirelli
    Counsel

Cc:	Patrick F. Scott, Esq.
Office of Insurance Products